Restructuring	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities Disclosure [Abstract]
Restructuring Charges

NOTE 16

Restructuring

From time to time, the Company initiates restructuring programs to become more efficient and effective, and to support new business strategies. In connection with these programs, the Company typically will incur severance and other exit costs.

During 2013, the Company recorded $(4) million of restructuring charges, consisting of revisions to prior estimates.

During 2012, the Company recorded $403 million of restructuring charges, net of revisions to prior estimates. The 2012 activity primarily relates to $400 million of restructuring charges recorded in the fourth quarter as the Company committed to undertake a Company-wide restructuring plan designed to contain future operating expenses, adapt parts of the business as more customers transact online or through mobile channels, and provide the resources for additional growth initiatives worldwide.

During 2011, the Company recorded $119 million of restructuring charges, net of revisions to prior estimates. The 2011 activity primarily relates to $105 million of restructuring charges the Company recorded throughout the year to further reduce its operating costs by reorganizing certain operations that occurred across all business units, markets and staff groups.

Restructuring charges related to severance obligations are included in salaries and employee benefits in the Company's Consolidated Statements of Income, while charges pertaining to other exit costs are included in occupancy and equipment and other expenses.

The following table summarizes the Company's restructuring reserves activity for the years ended December 31, 2013, 2012 and 2011:

(Millions)	Severance(a)	Other(b)	Total
Liability balance as of December 31, 2010	$199	$16	$215
Restructuring charges, net of $27 in revisions(c)	96	23	119
Payments	(121)	(8)	(129)
Other non-cash(d)	(4)	(1)	(5)
Liability balance as of December 31, 2011	170	30	200
Restructuring charges, net of $16 in revisions(c)	366	37	403
Payments	(124)	(9)	(133)
Liability balance as of December 31, 2012	412	58	470
Restructuring charges, $4 in revisions(c)	(7)	3	(4)
Payments	(206)	(23)	(229)
Other non-cash(d)	(3)	(1)	(4)
Liability balance as of December 31, 2013(e)	$196	$37	$233

  Accounted for in accordance with GAAP governing the accounting for nonretirement postemployment benefits and for costs associated with exit or disposal activities.
  Other primarily includes facility exit and contract termination costs.
  Revisions primarily relate to higher than anticipated redeployments of displaced employees to other positions within the Company, business changes and modifications to existing initiatives.
  Consists primarily of foreign exchange impacts.
  The majority of cash payments related to the remaining restructuring liabilities are expected to be completed in 2014, and to a lesser extent certain contractual long-term severance arrangements and lease obligations are expected to be completed in 2015 and 2019, respectively.

The following table summarizes the Company's restructuring charges, net of revisions, by reportable operating segment and Corporate & Other for the year ended December 31, 2013, and the cumulative amounts relating to the restructuring programs that were in progress during 2013 and initiated at various dates between 2009 and 2013.

		Cumulative Restructuring Expense Incurred To Date On
	2013	In-Progress Restructuring Programs
	Total Restructuring
	Charges, net
(Millions)	revisions	Severance	Other	Total
USCS	$(7)	$71	$6	$77
ICS	(8)	110	1	111
GCS	(4)	204	18	222
GNMS	7	55	―	55
Corporate & Other	8	89	68	157	(a)
Total	$(4)	$529	$93	$622	(b)

  Corporate & Other includes certain severance and other charges of $147 million related to Company-wide support functions which were not allocated to the Company's reportable operating segments, as these were corporate initiatives, which is consistent with how such charges were reported internally.
  As of December 31, 2013, the total expenses to be incurred for previously approved restructuring activities that were in progress are not expected to be materially different than the cumulative expenses incurred to date for these programs.